LEASES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
LEASES
Schedule Of Future Minimum Lease Payments
	Troika Gower	Troika LaBrea	Corporate Englewood	Mission US Brooklyn	Mission US Manhattan	Mission UK London	Undiscounted Cash Flows
Discount rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%

Remainder of 2022	$633,000	$883,000	$51,000	$719,000	$23,000	$245,000	$2,554,000
2023	558,000	-	103,000	497,000	-	635,000	1,793,000
2024	580,000	-	107,000	509,000	-	635,000	1,831,000
2025	346,000	-	110,000	522,000	-	635,000	1,613,000
2026	-	-	113,000	535,000	-	528,000	1,176,000
2027	-	-	9,000	455,000	-		464,000

Total undiscounted minimum future payments	$2,117,000	$883,000	$493,000	$3,237,000	$23,000	$2,678,000	$9,431,000
Imputed interest	(110,000)	-	(140,000)	(381,000)	-	(350,000)	(981,000)
Total operating lease liabilities	$2,007,000	$883,000	$353,000	$2,856,000	$23,000	$2,328,000	$8,450,000
Short-term lease liabilities	$827,000	$883,000	$88,000	$844,000	$23,000	$444,000	$3,109,000
Long-term lease liabilities	$1,180,000	$-	$265,000	$2,012,000	$-	$1,884,000	$5,341,000

	Troika Gower	Troika LaBrea	Corporate Englewood	Mission US Brooklyn	Mission US Manhattan	Mission UK Fitzroy	Undiscounted Cash Flows
Discount rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%

2022	$1,043,000	$883,000	$55,000	$460,000	$209,000	$496,000	$3,146,000
2023	558,000	-	19,000	497,000	-	650,000	1,724,000
2024	580,000	-	-	509,000	-	650,000	1,739,000
2025	346,000	-	-	522,000	-	650,000	1,518,000
2026	-	-	-	535,000	-	542,000	1,077,000
2027	-	-	-	455,000	-		455,000

Total undiscounted minimum future payments	$2,527,000	$883,000	$74,000	$2,978,000	$209,000	$2,988,000	$9,659,000
Imputed interest	(157,000)	-	-	130,000	(26,000)	(427,000)	(480,000)
Total operating lease liabilities	$2,370,000	$883,000	$74,000	$3,108,000	$183,000	$2,561,000	$9,179,000
Short-term lease liabilities	$951,000	$883,000	$56,000	$908,000	$183,000	$363,000	$3,344,000
Long-term lease liabilities	$1,419,000	$-	$18,000	$2,200,000	$-	$2,198,000	$5,835,000

Schedule Of Operating Leases
December 31, 2021
Weighted average remaining lease term in years	3.9 years
Weighted average discount rate	10.4%

June 30, 2021
Weighted average remaining lease term in years	3.2 years
Weighted average discount rate	5.0%

Schedule Of Rental Income
	2021	2020
Troika Design	$-	$186,000
Mission US	289,000	292,000
Mission UK	163,000	213,000
	$452,000	$691,000